UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [  ];   Amendment Number:
     This Amendment (Check only one.)	[  ] is a restatement.
				     	[  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name: Enso Capital Management LLC
Address:  540 Madison Avenue, Suite 18A
New York, NY 10022


Form 13F File Number:   028-11677

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Salina Love
Title:  	Chief Compliance Officer
Phone:		212-829-3512

Signature, Place, and Date of Signing:


	/s/ Salina Love		New York, NY				08/11/2006
	[Signature]		[City, State]				[Date]

Report type (Check only one.):

[X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	NONE


Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  	21

Form 13F Information Table Value Total:  	$167,280
					 	(thousands)

List of Other Included Managers: NONE

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

Name of Issuer			Title of			Value		Shrs or		Shrs/	Put/	Invest	Other 	Voting Authority
				Class		Cusip		(x$1000)	Prn Amt.	Prn	Call	Dscrtn	Mngrs	Sole	  Shared   None


ABX AIR, INC. CMN			COM		00080S101	5,266 		871,910 	SH		SOLE		871,910
AMERICAN RETIREMENT CORP, BRENT 	COM		028913101	8,543 		260,700 	SH		SOLE		260,700
BROOKDALE SENIOR LIVING, INC. CMN	COM		112463104	29,617 		661,977 	SH		SOLE		661,977
CAMECO CORPORATION CMN		COM		13321L108	9,354 		234,035 	SH		SOLE		234,035
PUT/COF(OTFML)@ 60EXP01/20/2007	PUT		14040H105	227 		6,991 	SH	PUT	SOLE		6,991
CHEVRON CORPORATION CMN	COM		166764100	24,770 		399,132 	SH		SOLE		399,132
COMPTON PETROLEUM CORP CMN	COM		204940100	17,497 		1,514,862SH		SOLE		1,514,862
ENTREE GOLD INC. CMN		COM		29383G100	209 		217,642 	SH		SOLE		217,642
HOSPIRA, INC. CMN		COM		441060100	17,460 		406,608 	SH		SOLE		406,608
IRSA INVERSIONES Y REPRESENTAC IOCOM		450047204	8,646 		769,873 	SH		SOLE		769,873
ICICI BANK LIMITED SPONS ADR	COM		45104G104	5,070 		214,397 	SH		SOLE		214,397
INVERNESS MED INNOVATIONS INC C	COM		46126P106	5,837 		206,753 	SH		SOLE		206,753
PUT/EEM(EEMUQ)@85EXP09/16/2006	PUT		464287234	30 		104 	SH	PUT	SOLE		104
IVANHOE MINES LTD CMN		COM		46579N103	13,021 		1,909,238SH		SOLE		1,909,238
KEMET CORP CMN			COM		488360108	3,916 		424,760 	SH		SOLE		424,760
CALL/LEA(OAAAE)@25 EXP01/20/2007	CALL		521865105	651 		2,991 	SH	CALL	SOLE		2,991
MERGE TECHNOLOGIES INC CMN	COM		589981109	246 		20,000 	SH		SOLE		20,000
NATIONSHEALTH INC CMN		COM		63860C100	364 		119,496 	SH		SOLE		119,496
WTS/NATIONSHLTH5.0 EXP08/24/2007WTS		63860C118	96 		222,719 	SH	CALL	SOLE		222,719
POLYMEDICA CORP CMN		COM		731738100	15,100 		419,907 	SH		SOLE		419,907
ZILA INC CMN			COM		989513205	1,360 		419,888 	SH		SOLE		419,888


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